Application of New Amended and Revised Standards and Interpretations - Additional Information (Detail)	Jan. 01, 2019
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Weighted average lessees incremental borrowing rate	6.00%